Consolidated Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2020
Income Statement [Abstract]
Diluted loss per share	$ (0.14)	$ (0.06)	$ (0.06)	$ (0.32)	$ (0.02)
Weighted average common shares outstanding - diluted	10,650,002	10,650,002	3,643,728	10,650,002	560,586